Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CertMS

NYSE

1-31269

RECD S.E.C.
MAR 18 2002
071

March 18, 2002

02024202

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAR 20 2002
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Alcon, Inc., Common Shares, par value CHF 0.20 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 18, 2002. Tentative listing date – March 21, 2002.

Sincerely,

Paras Madho